Note 20 - Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Years Ended December 31
	2015	2014	2013
Net sales
Integrated Circuit Group	$54,841	$63,591	$73,785
Network Security Group	-	-	-

	$54,841	$63,591	$73,785

Loss from operations
Integrated Circuit Group	$(14,429)	$(16,823)	$(20,541)
Network Security Group	-	-	(6)

	$(14,429)	$(16,823)	$(20,547)

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
	Years Ended December 31
	2015	2014	2013

China	$45,854	$55,133	$65,602
Japan	3,759	4,490	4,677
Taiwan	2,274	2,022	1,892
Singapore	1,398	1,341	523
Korea	879	288	500
Other	677	317	591

	$54,841	$63,591	$73,785

Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	Years Ended December 31
	2015	2014	2013

Customer A	11%	12%	15%
Customer B	8%	10%	7%
Customer C	1%	4%	10%

Long-lived Assets by Geographic Areas [Table Text Block]
	December 31
	2015	2014	2013

Taiwan	$5,813	$8,689	$10,576
China	3,997	6,363	7,872
U.S.A.	4,162	4,188	4,388
Other	39	123	203

	$14,011	$19,363	$23,039